Fair value of financial instruments	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair value of financial instruments
Note 4: - Fair value of financial instruments

The following tables set forth the fair value of the Company’s financial assets and liabilities measured at fair value as of:

	December 31, 2025
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$49,863	$-	$-
Money market funds	67,163	-	-
Deposits	8,189	-	-
Short-term Bank deposits	40,000	-	-
Restricted deposits	3,429	-	-
Marketable securities	-	117,705	-
Asset derivatives (included in other receivables)	-	3,625	-
Earn-outs	-	-	(22,410)
Total	$168,644	$121,330	$(22,410)

The following table sets forth a summary of the changes in the fair value of the earn-out:

Fair value
Fair value as of December 31, 2024	$(12,118)
Acquisition of Yaballe Ltd. (Note 3)	(1,536)
Acquisition of Bernstein, Dreyer & Mikulic GbR. (Note 3)	(93)
Cash Payment	5,200
Issuance of ordinary shares	1,695
Change in fair value	(15,558)
Fair value as of December 31, 2025	$(22,410)

The inputs and assumptions that were used in the earn-out valuations of AutoDS, Yaballe Ltd and Bernstein, Dreyer & Mikulic GbR. as of the acquisition date related to volatility ranged from 10% to 19%, from 13% to 54% and from 10% to 54%, respectively.

The following tables set forth the fair value of the Company’s financial assets and liabilities measured at fair value as of:

	December 31, 2024
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$59,732	$-	$-
Money market funds	69,144	-	-
Deposits	4,596	-	-
Short-term Bank deposits	144,843	-	-
Restricted deposits	1,330	-	-
Marketable securities	-	410,956	-
Asset derivatives (included in other receivables)	-	1,413	-
Earn-out	-	-	(12,118)
Total	$279,645	$412,369	$(12,118)

The following table sets forth a summary of the changes in the fair value of the earn-out:

Fair value
Fair value as of December 31, 2023	$-
Acquisition of AutoDS (Note 3)	(14,116)
Payment	5,200
Change in fair value	(3,202)
Fair value as of December 31, 2024	$(12,118)

The fair value of other financial instruments included in working capital and other non-current assets and liabilities approximate their carrying value.